SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Deferred Tax Assets Liabilities
Deferred tax assets	$ 56	$ 74	$ 66
Deferred tax liabilities
Deferred tax assets/liabilities, net	$ 56	$ 74	$ 66